Equipment, Net	12 Months Ended
Dec. 31, 2024
Equipment, Net [Abstract]
EQUIPMENT, NET
9.	EQUIPMENT, NET

Equipment consisted of the following:

	As of December 31,
	2024	2023

Cost:
Servers, computer and network equipment	140	140
Mining equipment	143,160	136,227
Total cost	143,300	136,367

Less: accumulated depreciation
- Servers, computers and network equipment	(114)	(71)
- Mining equipment	(67,279)	(42,589)
Total accumulated depreciation	(67,393)	(42,660)

Less: accumulated impairment loss	(19,926)	(11,850)

Equipment, net	55,981	81,857

Depreciation expense was $24.73 million, $24.50 million and $18.16 million for the years ended December 31, 2024, 2023 and 2022, respectively.

During the year, the Company identified indicators of impairment for its mining equipment, as the carrying amount exceeded the projected undiscounted cash flows of the assets. The fair value was determined using an income approach, based on the present value of expected future cash flows. Significant inputs to the fair value calculation included assumptions related to future BTC prices, forecasted global network hashrate, and estimated future power prices. Accordingly, the Company recognized impairment charges of $8.08 million, Nil and $11.85 million for the year ended December 31, 2024, 2023 and 2022, respectively.